Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2024
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and evaluation assets

	December 31, 2024	December 31, 2023
Balance, beginning of year	$90,919	$168,684
Property acquisitions	39,355	19,519
Divestitures	(2,009)	(2,998)
Exploration and evaluation expense	(779)	(8,896)
Transfers to oil and gas properties (note 7)	(3,131)	(83,530)
Foreign currency translation	—	(1,860)
Balance, end of year	$124,355	$90,919